UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07185

Morgan Stanley Select Dimensions Investment Series

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York         10036

(Address of principal executive offices)        (Zip code)

Arthur Lev

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 201-830-8894

Date of fiscal year end: December 31, 2012

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Select Dimensions - Money Market Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE

	Repurchase Agreements (58.1%)
$ 15,000	Bank of Nova Scotia, (dated 03/30/12; proceeds $15,000,088; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 1.88% due 09/30/17; valued at $15,336,273)	0.07%		04/02/12	$15,000,000
10,795	BNP Paribas Securities Corp., (dated 03/30/12; proceeds $10,795,135; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.50% due 06/01/26; valued at $11,137,043)	0.15		04/02/12	10,795,000
15,000	Credit Agricole CIB, (dated 03/30/12; proceeds $15,000,088; fully collateralized by a U.S. Government Obligation; U.S. Treasury Bond 7.63% due 02/15/25; valued at $15,289,555)	0.07		04/02/12	15,000,000
5,000	TD Securities USA LLC, (dated 03/30/12; proceeds $5,000,083; fully collateralized by a U.S. Government Obligation; U.S. Treasury Bill 0.00% due 09/20/12; valued at $5,100,083)	0.10		04/05/12	5,000,000

	Total Repurchase Agreements (Cost $45,795,000)				45,795,000

	Commercial Paper (20.9%)
	International Banks
1,000	ABN Amro Funding USA LLC (a)	0.27		04/05/12	999,962
1,000	ANZ National International Ltd. (a)	0.26		05/02/12	999,769
1,000	BNZ International Funding Ltd. (a)	0.55		08/16/12	997,930
2,000	DNB NOR Bank ASA	0.52		04/13/12	1,999,628
3,000	ING US Funding LLC	0.42 - 0.49		06/04/12 - 07/06/12	2,997,131
1,000	Nordea North America, Inc.	0.52		05/01/12	999,557
3,500	Rabobank USA Financial Corp.	0.54 - 0.68		07/30/12 - 10/02/12	3,491,718
1,000	Sumitomo Mitsui Banking Corp. (a)	0.39		07/06/12	998,976
1,000	Svenska Handelsbanken, Inc. (a)	0.28		05/17/12	999,634
2,000	Westpac Banking Corp. (a)	0.48		09/14/12	1,995,547

	Total Commercial Paper (Cost $16,479,852)				16,479,852

	Certificates of Deposit (9.5%)
	International Banks
3,000	Mizuho Corporate Bank Ltd.	0.14		04/05/12	3,000,000
2,000	Skandinaviska Enskilda Banken AB	0.21		05/01/12	2,000,000
500	Sumitomo Mitsui Banking Corp.	0.38		07/06/12	500,000
2,000	Svenska Handelsbanken AB	0.55 - 0.60		04/16/12 - 08/02/12	2,000,002

	Total Certificates of Deposit (Cost $7,500,002)				7,500,002

		COUPON RATE(b)	DEMAND DATE(c)

	Floating Rate Notes (10.2%)
	International Banks
2,000	ANZ National International Ltd. (a)	0.55%	06/12/12	06/12/12	2,000,000
3,000	Barclays Bank PLC	0.78	05/04/12	11/15/12	3,000,000
2,000	Deutsche Bank AG	0.47	06/15/12	03/15/13	2,000,000
1,000	Westpac Banking Corp.	0.62	04/05/12	07/05/12	1,000,000

	Total Floating Rate Notes (Cost $8,000,000)				8,000,000

Morgan Stanley Select Dimensions - Money Market Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

	Tax-Exempt Instruments (3.8%)
	Weekly Variable Rate Bonds
$ 3,000	Miami-Dade County, FL, Professional Sports Franchise Facilities Tax Ser 2009 E (Cost $3,000,000)	0.20%	04/06/12	10/01/48	$3,000,000

	Total Investments (Cost $80,774,854) (d)		102.5%		80,774,854
	Liabilities in Excess of Other Assets		(2.5)		(1,937,172)

	Net Assets		100.0%		$78,837,682

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Rate shown is the rate in effect at March 31, 2012.
(c)	Date of next interest rate reset.
(d)	Cost is the same for federal income tax purposes.

Morgan Stanley Select Dimensions - Flexible Income Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE

	Corporate Bonds (65.3%)
	Australia (2.1%)
	Basic Materials
$ 35	FMG Resources August 2006 Pty Ltd. (a)	6.375%	02/01/16	$35,088
160	FMG Resources August 2006 Pty Ltd. (a)	6.875	02/01/18	160,800

				195,888

	Communications
40	Telstra Corp., Ltd. (a)	4.80	10/12/21	43,561

	Consumer, Cyclical
35	Wesfarmers Ltd. (a)	2.983	05/18/16	35,841

	Consumer, Non-Cyclical
45	Woolworths Ltd. (a)	4.00	09/22/20	46,326

	Finance
50	Dexus Diversified Trust/Dexus Office Trust (a)	5.60	03/15/21	49,894
100	National Australia Bank Ltd. (a)	3.375	07/08/14	105,747
25	WEA Finance LLC (a)	4.625	05/10/21	25,337

				180,978

	Total Australia			502,594

	Belgium (0.1%)
	Consumer, Non-Cyclical
34	Delhaize Group SA	5.70	10/01/40	31,535

	Brazil (0.9%)
	Basic Materials
50	Vale Overseas Ltd.	5.625	09/15/19	56,126
5	Vale Overseas Ltd.	6.875	11/10/39	5,866

				61,992

	Consumer, Non-Cyclical
75	JBS USA LLC/JBS USA Finance, Inc.	11.625	05/01/14	87,562

	Energy
55	Petrobras International Finance Co.	5.75	01/20/20	61,204

	Total Brazil			210,758

	Canada (0.8%)
	Basic Materials
120	Nova Chemicals Corp.	8.375	11/01/16	133,800

	Energy
50	Canadian Oil Sands Ltd. (a)	7.75	05/15/19	61,045

	Total Canada			194,845

	France (0.9%)
	Communications
15	France Telecom SA	8.50	03/01/31	21,330
40	Vivendi SA (a)	6.625	04/04/18	44,991

				66,321

	Energy
50	Total Capital International SA	2.875	02/17/22	48,046

	Finance
50	BNP Paribas SA	5.00	01/15/21	50,552

	Industrials
40	Lafarge SA (a)	6.20	07/09/15	42,125

	Total France			207,044

Morgan Stanley Select Dimensions - Flexible Income Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

	Germany (0.1%)
	Communications
$ 25	Deutsche Telekom International Finance BV	8.75%	06/15/30	$34,451

	Israel (0.3%)
	Consumer, Non-Cyclical
80	Teva Pharmaceutical Finance IV BV	3.65	11/10/21	81,146

	Italy (0.5%)
	Communications
25	Telecom Italia Capital SA	6.999	06/04/18	26,750

	Utilities
100	Enel Finance International N.V. (a)	5.125	10/07/19	98,423

	Total Italy			125,173

	Luxembourg (1.1%)
	Basic Materials
40	ArcelorMittal	9.85	06/01/19	48,195

	Communications
95	Intelsat Jackson Holdings SA	9.50	06/15/16	99,513

	Technology
120	Sensata Technologies BV (a)	6.50	05/15/19	126,150

	Total Luxembourg			273,858

	Mexico (0.4%)
	Consumer, Non-Cyclical
100	Grupo Bimbo SAB de CV (a)	4.875	06/30/20	105,881

	Netherlands (0.9%)
	Finance
75	Aegon N.V.	4.625	12/01/15	79,562
50	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect	3.375	01/19/17	51,173

				130,735

	Industrials
75	Koninklijke Philips Electronics	3.75	03/15/22	75,600

	Total Netherlands			206,335

	New Zealand (0.5%)
	Industrials
140	Pactiv Corp.	7.95	12/15/25	112,700

	Spain (0.7%)
	Communications
45	Telefonica Europe BV	8.25	09/15/30	49,206

	Finance
30	Santander Holdings USA, Inc.	4.625	04/19/16	30,427

	Utilities
75	Iberdrola Finance Ireland Ltd. (a)	5.00	09/11/19	76,100

	Total Spain			155,733

	Switzerland (0.7%)
	Finance
65	ABB Treasury Center USA, Inc. (a)	2.50	06/15/16	66,343
70	Credit Suisse	5.40	01/14/20	72,176
5	Credit Suisse	6.00	02/15/18	5,421

				143,940

	Industrials
25	Holcim US Finance Sarl & Cie SCS (a)	6.00	12/30/19	25,867

	Total Switzerland			169,807

Morgan Stanley Select Dimensions - Flexible Income Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

	United Kingdom (2.1%)
	Communications
$ 100	Sable International Finance Ltd. (a)	7.75%	02/15/17	$105,000
42	Virgin Media Finance PLC, Series 1	9.50	08/15/16	47,565
100	WPP Finance UK	8.00	09/15/14	114,717

				267,282

	Finance
120	Nationwide Building Society (a)	6.25	02/25/20	124,579

	Industrials
100	BAA Funding Ltd. (a)	4.875	07/15/21	102,143

	Total United Kingdom			494,004

	United States (53.2%)
	Basic Materials
40	Barrick North America Finance LLC	4.40	05/30/21	42,242
65	Georgia-Pacific LLC	8.875	05/15/31	87,919
45	International Paper Co.	7.50	08/15/21	56,823
200	Kraton Polymers LLC/Kraton Polymers Capital Corp.	6.75	03/01/19	207,500
36	Lyondell Chemical Co.	8.00	11/01/17	40,590
15	MeadWestvaco Corp.	7.375	09/01/19	17,492
70	Valspar Corp.	4.20	01/15/22	71,809

				524,375

	Communications
30	CBS Corp.	8.875	05/15/19	39,470
140	CCO Holdings LLC/CCO Holdings Capital Corp.	6.50	04/30/21	145,600
30	CenturyLink, Inc.	6.45	06/15/21	30,848
105	Cincinnati Bell, Inc.	8.375	10/15/20	105,788
140	CommScope, Inc. (a)	8.25	01/15/19	149,800
25	Corning, Inc.	4.75	03/15/42	24,305
180	CSC Holdings LLC	8.625	02/15/19	207,900
50	DirecTV Holdings LLC/DirecTV Financing Co., Inc. (a)	3.80	03/15/22	49,415
100	DISH DBS Corp.	6.75	06/01/21	108,250
30	Earthlink, Inc.	8.875	05/15/19	29,175
80	Hughes Satellite Systems Co.	7.625	06/15/21	86,200
145	inVentiv Health, Inc. (a)	10.00	08/15/18	131,225
100	Mediacom LLC/Capital Corp. (a)	7.25	02/15/22	101,500
50	NBC Universal Media LLC	5.15	04/30/20	56,685
70	Sprint Capital Corp.	6.90	05/01/19	60,900
15	Time Warner, Inc.	4.875	03/15/20	16,625
30	Time Warner, Inc.	5.875	11/15/16	35,175
65	Verizon Communications, Inc.	6.35	04/01/19	79,269
110	Windstream Corp.	7.50	06/01/22	115,500
100	Windstream Corp.	7.875	11/01/17	110,750
120	XM Satellite Radio, Inc. (a)	7.625	11/01/18	130,200

				1,814,580

	Consumer Discretionary
150	IDQ Holdings, Inc. (a)	11.50	04/01/17	154,500
100	Monitronics International, Inc. (a)	9.125	04/01/20	101,750
100	Silgan Holdings, Inc. (a)	5.00	04/01/20	99,750

				356,000

	Consumer, Cyclical
25	Alexandria Real Estate Equities, Inc.	4.60	04/01/22	24,521
70	Ameristar Casinos, Inc.	7.50	04/15/21	73,762
80	Caesars Entertainment Operating Co., Inc.	10.00	12/15/18	62,200
150	Caesars Operating Escrow LLC/Caesars Escrow Corp. (a)	8.50	02/15/20	153,000
125	Dana Holding Corp.	6.50	02/15/19	133,125
50	Gap, Inc. (The)	5.95	04/12/21	50,545
65	Home Depot, Inc. (The)	5.875	12/16/36	78,152

Morgan Stanley Select Dimensions - Flexible Income Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

$ 30	Hyatt Hotels Corp. (a)	6.875%		08/15/19	$34,639
15	Ingram Micro, Inc.	5.25		09/01/17	15,831
100	Levi Strauss & Co.	7.625		05/15/20	106,250
20	Macy's Retail Holdings, Inc.	3.875		01/15/22	20,098
50	QVC, Inc. (a)	7.125		04/15/17	53,500
299	Resort at Summerlin LP, Series B (b)(c)(d)(e)	13.00	(f)	12/15/07	0
105	Tenneco, Inc.	7.75		08/15/18	113,925
70	TRW Automotive, Inc. (a)	8.875		12/01/17	77,700
35	Wal-Mart Stores, Inc.	5.25		09/01/35	39,942
70	Wyndham Worldwide Corp.	4.25		03/01/22	68,760
45	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	7.75		08/15/20	49,669
30	Yum! Brands, Inc.	6.875		11/15/37	38,444

					1,194,063

	Consumer, Non-Cyclical
20	Altria Group, Inc.	9.25		08/06/19	26,933
110	AMERIGROUP Corp.	7.50		11/15/19	121,000
285	ARAMARK Corp.	8.50		02/01/15	292,484
40	Aristotle Holding, Inc. (a)	2.65		02/15/17	40,498
40	Boston Scientific Corp.	6.00		01/15/20	45,984
35	Bunge Ltd. Finance Corp.	8.50		06/15/19	42,815
25	Cigna Corp.	2.75		11/15/16	25,339
5	Cigna Corp.	5.375		02/15/42	5,147
15	ConAgra Foods, Inc.	8.25		09/15/30	19,093
285	Constellation Brands, Inc.	7.25		05/15/17	324,188
45	Coventry Health Care, Inc.	5.45		06/15/21	49,349
45	Gilead Sciences, Inc.	4.50		04/01/21	47,757
30	Gilead Sciences, Inc.	5.65		12/01/41	32,164
125	HCA, Inc.	7.69		06/15/25	121,094
135	Kindred Healthcare, Inc.	8.25		06/01/19	118,294
50	Kraft Foods, Inc.	5.375		02/10/20	57,896
50	Life Technologies Corp.	6.00		03/01/20	57,293
100	MGM Resorts International	7.75		03/15/22	102,000
30	Quest Diagnostics, Inc.	6.95		07/01/37	36,756
270	RSC Equipment Rental, Inc./RSC Holdings III LLC	8.25		02/01/21	288,900
8	Select Medical Corp.	7.625		02/01/15	7,950
35	Select Medical Holdings Corp.	6.494	(g)	09/15/15	31,500
100	ServiceMaster Co. (a)	8.00		02/15/20	107,000
80	Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.	10.75		08/01/16	86,500
125	TreeHouse Foods, Inc.	7.75		03/01/18	135,781
35	Verisk Analytics, Inc.	5.80		05/01/21	37,435

					2,261,150

	Energy
55	Anadarko Petroleum Corp.	6.95		06/15/19	67,239
250	Chesapeake Energy Corp.	6.775		03/15/19	248,437
200	Concho Resources, Inc.	7.00		01/15/21	215,500
100	Continental Resources, Inc. (a)	5.00		09/15/22	100,625
155	Denbury Resources, Inc.	9.75		03/01/16	170,887
19	Energy Transfer Partners LP	9.00		04/15/19	23,595
50	EQT Corp.	4.875		11/15/21	50,695
100	Key Energy Services, Inc. (a)	6.75		03/01/21	102,750
225	Linn Energy LLC/Linn Energy Finance Corp. (a)	6.25		11/01/19	218,531
80	Marathon Petroleum Corp.	5.125		03/01/21	87,168
125	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.25		06/15/22	131,875
100	Pioneer Natural Resources Co.	7.50		01/15/20	122,811
50	Weatherford Bermuda	4.50		04/15/22	49,928
80	Williams Cos., Inc. (The)	7.875		09/01/21	99,871

					1,689,912

	Finance
155	Ally Financial, Inc.	6.25		12/01/17	160,190

Morgan Stanley Select Dimensions - Flexible Income Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

$ 215	Ally Financial, Inc.	7.50%	09/15/20	$233,006
50	Brandywine Operating Partnership LP	4.95	04/15/18	51,052
12	CA FM Lease Trust (a)(d)	8.50	07/15/17	13,613
85	Citigroup, Inc. (h)	8.50	05/22/19	104,940
70	CNA Financial Corp.	5.75	08/15/21	74,730
20	CNH Capital LLC (a)	6.25	11/01/16	21,550
80	Digital Realty Trust LP	4.50	07/15/15	84,049
125	DPL, Inc. (a)	7.25	10/15/21	139,375
40	General Electric Capital Corp.	5.30	02/11/21	43,398
50	Genworth Financial, Inc.	7.20	02/15/21	51,003
135	Goldman Sachs Group, Inc. (The)	6.15	04/01/18	145,798
35	Harley-Davidson Funding Corp. (a)	6.80	06/15/18	40,964
60	Hartford Financial Services Group, Inc. (i)	5.50	03/30/20	64,226
75	HCP, Inc.	5.625	05/01/17	82,544
235	Host Hotels & Resorts LP (a)	6.00	10/01/21	251,450
275	International Lease Finance Corp.	8.25	12/15/20	303,245
65	JPMorgan Chase & Co.	4.625	05/10/21	68,056
100	Merrill Lynch & Co., Inc.	6.11	01/29/37	95,475
25	MetLife, Inc.	7.717	02/15/19	31,586
35	Nationwide Financial Services (a)	5.375	03/25/21	35,894
30	Principal Financial Group, Inc.	8.875	05/15/19	38,348
35	Prudential Financial, Inc., MTN	6.625	12/01/37	40,547
275	Regions Financial Corp.	5.75	06/15/15	290,812
215	SLM Corp., MTN	6.25	01/25/16	223,789
60	SLM Corp., MTN	8.00	03/25/20	64,950
30	Wachovia Corp.	5.625	10/15/16	33,478
60	Wells Operating Partnership II LP	5.875	04/01/18	60,839

				2,848,907

	Industrials
40	Bemis Co., Inc.	4.50	10/15/21	41,877
45	Cooper US, Inc.	5.25	11/15/12	46,259
45	CRH America, Inc.	6.00	09/30/16	49,056
75	Graphic Packaging International, Inc.	7.875	10/01/18	83,438
185	RBS Global, Inc./Rexnord LLC	8.50	05/01/18	199,337
100	Sealed Air Corp. (a)	8.125	09/15/19	110,875
100	Sequa Corp. (a)	11.75	12/01/15	106,750
50	Sonoco Products Co.	5.75	11/01/40	53,306
100	Terex Corp.	6.50	04/01/20	101,000
30	Union Pacific Corp.	6.125	02/15/20	36,704

				828,602

	Information Technology
120	Fidelity National Information Services, Inc. (a)	5.00	03/15/22	118,800

	Technology
135	CDW LLC/CDW Finance Corp.	8.50	04/01/19	144,112
150	Harron Communications LP/Harron Finance Corp. (a)(j)	9.125	04/01/20	155,625
45	Hewlett-Packard Co.	4.65	12/09/21	47,168
35	KLA-Tencor Corp.	6.90	05/01/18	41,784
150	Lawson Software, Inc. (a)(j)	9.375	04/01/19	155,625
30	SunGard Data Systems, Inc.	10.625	05/15/15	31,594
20	Xerox Corp.	6.35	05/15/18	23,235

				599,143

	Utilities
100	CMS Energy Corp.	5.05	03/15/22	101,126
40	FirstEnergy Solutions Corp.	6.05	08/15/21	44,976
60	PPL WEM Holdings PLC (a)	3.90	05/01/16	62,484
150	Puget Energy, Inc.	6.50	12/15/20	164,755

Morgan Stanley Select Dimensions - Flexible Income Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

$ 125	United Maritime Group LLC/United Maritime Group Finance Corp.	11.75%	06/15/15	$130,469

				503,810

	Total United States			12,739,342

	Total Corporate Bonds (Cost $15,184,801)			15,645,206

	Sovereign (10.2%)
	Argentina (0.5%)
141	Argentina Boden Bonds	7.00	10/03/15	133,069

	Brazil (1.8%)
200	Banco Nacional de Desenvolvimento, Economico e Social (a)	6.369	06/16/18	233,500
150	Brazilian Government International Bond	5.875	01/15/19	180,150
10	Brazilian Government International Bond	7.125	01/20/37	13,775

	Total Brazil			427,425

	Indonesia (1.2%)
100	Indonesia Government International Bond	7.75	01/17/38	139,250
100	Indonesia Government International Bond (a)	11.625	03/04/19	149,500

	Total Indonesia			288,750

	Kazakhstan (0.5%)
100	KazMunayGas National Co. (a)	9.125	07/02/18	124,967

	Mexico (1.8%)
MXN 810	Mexican Bonos	8.00	06/11/20	71,716
$ 44	Mexico Government International Bond	5.95	03/19/19	52,976
20	Mexico Government International Bond	6.05	01/11/40	24,200
100	Mexico Government International Bond	6.75	09/27/34	129,000
33	Pemex Project Funding Master Trust	6.625	06/15/35	37,950
25	Pemex Project Funding Master Trust	6.625	06/15/38	28,750
60	Petroleos Mexicanos	5.50	01/21/21	66,450
15	Petroleos Mexicanos	8.00	05/03/19	19,050

	Total Mexico			430,092

	Peru (0.4%)
40	Peruvian Government International Bond	7.125	03/30/19	51,200
10	Peruvian Government International Bond	7.35	07/21/25	13,710
16	Peruvian Government International Bond	8.75	11/21/33	24,896

	Total Peru			89,806

	Russia (1.2%)
104	Russian Foreign Bond - Eurobond	7.50	03/31/30	124,378
90	Russian Foreign Bond - Eurobond	12.75	06/24/28	162,562

	Total Russia			286,940

	Turkey (0.7%)
100	Turkey Government International Bond	6.75	04/03/18	112,625
17	Turkey Government International Bond	6.875	03/17/36	18,955
15	Turkey Government International Bond	8.00	02/14/34	18,825
19	Turkey Government International Bond	11.875	01/15/30	32,181

	Total Turkey			182,586

	Ukraine (0.4%)
100	Ukraine Government International Bond	6.75	11/14/17	88,000

	Uruguay (0.1%)
10	Uruguay Government International Bond	8.00	11/18/22	13,825

	Venezuela (1.6%)
130	Petroleos de Venezuela SA	8.50	11/02/17	115,895
20	Venezuela Government International Bond	6.00	12/09/20	14,950
150	Venezuela Government International Bond	7.65	04/21/25	114,000
159	Venezuela Government International Bond	9.25	09/15/27	141,033

	Total Venezuela			385,878

	Total Sovereign (Cost $2,069,123)			2,451,338

Morgan Stanley Select Dimensions - Flexible Income Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

	Municipal Bonds (1.4%)
$ 35	Chicago, IL, Transit Authority	6.20%		12/01/40	$39,760
15	City of Chicago, IL, O'Hare International Airport Revenue	6.395		01/01/40	18,407
30	City of New York, NY, Series G-1	5.968		03/01/36	36,915
75	Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds	6.184		01/01/34	90,054
	Municipal Electric Authority of Georgia
15		6.637		04/01/57	16,917
20		6.655		04/01/57	22,445
30	New York City Transitional Finance Authority	5.267		05/01/27	35,550
	State of California, General Obligation Bonds
40		5.95		04/01/16	45,373
25		6.65		03/01/22	30,152

	Total Municipal Bonds (Cost $286,662)				335,573

	Agency Fixed Rate Mortgages (0.7%)
	Federal National Mortgage Association, Conventional Pools:
89		6.50		07/01/29–11/01/33	102,750
33		7.00		02/01/33	38,819
	IO STRIPS
31		6.50		12/01/29	3,452
25		7.00		11/01/19	3,032
78		8.00		06/01/35	14,201
1	Government National Mortgage Association, Various Pool	8.00		06/15/26	664

	Total Agency Fixed Rate Mortgages (Cost $137,760)				162,918

	Asset-Backed Securities (2.7%)
100	Ally Master Owner Trust (a)	2.88		04/15/15	101,820
73	CVS Pass-Through Trust	6.036		12/10/28	80,778
125	Ford Credit Floorplan Master Owner Trust (a)	1.942	(g)	02/15/17	129,619
200	FUEL Trust (a)	4.207		04/15/16	205,445
20	Specialty Underwriting & Residential Finance	0.512	(g)	05/25/35	15,242
121	Westlake Automobile Receivables Trust (a)	5.00		05/15/15	122,530

	Total Asset-Backed Securities (Cost $639,277)				655,434

	U.S. Treasury Securities (13.5%)
	U.S. Treasury Bonds
200		3.50		02/15/39	207,813
500		3.875		08/15/40	553,125
	U.S. Treasury Notes
600		0.25		12/15/14	596,484
250		0.50		08/15/14	250,488
360		0.75		06/15/14	362,869
905		2.25		03/31/16	957,532
280		2.75		02/28/18	303,144

	Total U.S. Treasury Securities (Cost $3,178,484)				3,231,455

	Mortgages - Other (4.3%)
180	Banc of America Alternative Loan Trust	5.913	(g)	10/25/36	118,897
113	Chase Mortgage Finance Corp.	6.00		11/25/36	95,520
103	Countrywide Alternative Loan Trust	6.00		04/25/36	74,973
189	Countrywide Home Loan Mortgage Pass-Through Trust	0.542	(g)	04/25/46	53,626
73	First Horizon Alternative Mortgage Securities	6.25		08/25/36	54,146
82	GS Mortgage Securities Corp. (a)	7.50	(g)	09/25/36	62,576
	Lehman Mortgage Trust
63		5.50		11/25/35	58,570
118		5.50		02/25/36	105,630
203		6.50		09/25/37	154,417

Morgan Stanley Select Dimensions - Flexible Income Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

	Residential Accredit Loans, Inc.
$ 81		0.742	(g)%	03/25/35	$45,759
99		6.00		04/25/36	65,273
165	Structured Adjustable Rate Mortgage Loan Trust	2.725	(g)	08/25/34	143,853

	Total Mortgages - Other (Cost $1,042,663)				1,033,240

NUMBER OF SHARES
	Common Stocks (0.0%)
	Communications Equipment
563	Orbcomm, Inc. (k)				2,167

	Electric Utilities
13	PNM Resources, Inc. (e)				238

	Wireless Telecommunication Services
49	USA Mobility, Inc. (e)				683

	Total Common Stocks (Cost $365)				3,088

	Preferred Stock (0.3%)
	Diversified Financial Services
82	Ally Financial, Inc. (Cost $34,389)(a)				68,319

NUMBER OF SHARES (000)
	Short-Term Investment (2.2%)
	Investment Company
525	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $524,966)(l)				524,966

	Total Investments (Cost $23,098,490) (m)(n)			100.6%	24,111,537
	Liabilities in Excess of Other Assets			(0.6)	(146,181)

	Net Assets			100.0%	$23,965,356

IO	Interest Only.
MTN	Medium Term Note.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Issuer in bankruptcy.
(c)	Non-income producing security; bond in default.
(d)	At March 31, 2012, the Portfolio held fair valued securities valued at $13,613, representing 0.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.
(e)	Acquired through exchange offer.
(f)	Payment-in-kind security.
(g)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2012.
(h)	For the three months ended March 31, 2012, there were no transactions in Citigroup, Inc; Corporate Bonds, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940.
(i)	For the three months ended March 31, 2012, there were no transactions in Hartford Financial Services Group, Inc., an affiliate of the Fund under the Investment Company Act of 1940.
(j)	When-issued security.
(k)	Non-income producing security.
(l)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(m)	Securities are available for collateral in connection with purchase of when-issued securities, open foreign currency exchange contracts, futures contracts and swap agreements.
(n)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Select Dimensions - Flexible Income Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

Foreign Currency Exchange Contracts Open at March 31, 2012:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	NOK	380,654		$67,818	04/04/12	$977
JPMorgan Chase Bank		$134,411	NOK	765,000	04/04/12	(82)
UBS AG	NOK	73		$13	04/04/12	—
UBS AG	NOK	384,273		$67,733	04/04/12	257
Goldman Sachs	AUD	220,000		$233,727	04/05/12	5,892
Goldman Sachs		$52,563	CHF	47,989	04/05/12	600
Goldman Sachs		$7	SEK	48	04/05/12	—
JPMorgan Chase Bank	CHF	48,000		$52,653	04/05/12	(522)
UBS AG	CAD	230,480		$230,972	04/05/12	(84)
UBS AG	SEK	245,000		$36,821	04/05/12	(208)
UBS AG		$231,127	CAD	230,480	04/05/12	(72)
UBS AG		$12	CHF	11	04/05/12	—
UBS AG		$36,003	SEK	244,952	04/05/12	1,020
Wells Fargo Bank		$227,974	AUD	220,000	04/05/12	(139)
UBS AG		$230,882	CAD	230,480	04/30/12	60
Wells Fargo Bank	AUD	220,000		$227,330	04/30/12	138

		Net Unrealized Appreciation				$7,837

Morgan Stanley Select Dimensions - Flexible Income Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

Futures Contracts Open at March 31, 2012:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
1	Long	U.S. Treasury 2 yr. Note,
		Jun-12	$220,141	$(85)
3	Short	U.S. Treasury 30 yr. Bond,
		Jun-12	(413,250)	11,719
4	Short	U.S. Treasury Ultra Long Bond,
		Jun-12	(603,875)	(3,060)
10	Short	U.S. Treasury 10 yr. Note,
		Jun-12	(1,294,844)	12,953

		Net Unrealized Appreciation		$21,527

Morgan Stanley Select Dimensions - Flexible Income Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

Interest Rate Swap Agreements Open at March 31, 2012:

SWAP COUNTERPARTY		NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	EUR	1,190	6 Month EURIBOR	Pay	4.26%	08/18/26	$53,072
Bank of America		$1,595	3 Month LIBOR	Receive	4.35	08/18/26	(28,238)
Bank of America	EUR	1,505	6 Month EURIBOR	Receive	3.61	08/18/31	(46,331)
Bank of America		$1,980	3 Month LIBOR	Pay	4.15	08/18/31	27,218
Goldman Sachs
International		272	3 Month LIBOR	Receive	2.42	03/22/22	(3,696)
JPMorgan Chase Bank		132	3 Month LIBOR	Receive	2.43	03/22/22	(1,981)

		Net Unrealized Appreciation					$44

Morgan Stanley Select Dimensions - Flexible Income Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

Zero Coupon Swap Agreements Open at March 31, 2012:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Deutsche Bank	$427	3 Month LIBOR	Receive	11/15/21	$(164,532)
Deutsche Bank	500	3 Month LIBOR	Pay	11/15/21	95,718

	Net Unrealized Depreciation				$(68,814)

EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.

Currency Abbreviations:

AUD	Australian Dollar.
CAD	Canadian Dollar.
CHF	Swiss Franc.
EUR	Euro.
MXN	Mexican New Peso.
NOK	Norwegian Krone.
SEK	Swedish Krona.

Morgan Stanley Select Dimensions - Global Infrastructure Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.4%)
	Australia (5.5%)
	Airports
14,000	Australian Infrastructure Fund (Stapled Securities) (a)(b)	$33,064
120,248	Sydney Airport (Stapled Securities) (a)	357,484

		390,548

	Diversified
66,640	DUET Group (Stapled Securities) (a)(b)	125,633

	Oil & Gas Storage & Transportation
48,600	APA Group (Stapled Securities) (a)(b)	256,746

	Toll Roads
29,098	Macquarie Atlas Roads Group (Stapled Securities) (a)(c)	51,240
90,500	Transurban Group (Stapled Securities) (a)	524,968

		576,208

	Transmission & Distribution
126,357	Spark Infrastructure Group	195,676

	Total Australia	1,544,811

	Brazil (0.9%)
	Water
3,200	Cia de Saneamento Basico do Estado de Sao Paulo ADR	245,184

	Canada (12.0%)
	Oil & Gas Storage & Transportation
33,790	Enbridge, Inc.	1,312,371
48,270	TransCanada Corp.	2,072,690

	Total Canada	3,385,061

	China (13.4%)
	Oil & Gas Storage & Transportation
248,000	Beijing Enterprises Holdings Ltd. (d)	1,512,166
2,222,000	China Gas Holdings Ltd. (d)	1,070,147
80,000	ENN Energy Holdings Ltd. (d)	276,091
616,000	Sichuan Expressway Co. Ltd., H Shares (d)	222,903

		3,081,307

	Ports
86,003	China Merchants Holdings International Co., Ltd. (d)	287,948

	Toll Roads
426,000	Jiangsu Expressway Co., Ltd., H Shares (d)	411,981

	Total China	3,781,236

	France (4.1%)
	Communications
4,217	Eutelsat Communications SA	155,903
40,360	SES SA	1,001,472

	Total France	1,157,375

	Germany (0.3%)
	Airports
1,623	Fraport AG Frankfurt Airport Services Worldwide	101,628

	Hong Kong (1.8%)
	Oil & Gas Storage & Transportation
201,260	Hong Kong & China Gas Co., Ltd.	515,749

	Italy (5.1%)
	Oil & Gas Storage & Transportation
87,699	Snam Rete Gas SpA	421,773

	Toll Roads
12,502	Atlantia SpA	207,590

Morgan Stanley Select Dimensions - Global Infrastructure Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

63,875	Societa Iniziative Autostradali e Servizi SpA	$488,991

		696,581

	Transmission & Distribution
78,300	Terna Rete Elettrica Nazionale SpA	314,748

	Total Italy	1,433,102

	Japan (0.9%)
	Oil & Gas Storage & Transportation
57,000	Tokyo Gas Co., Ltd.	268,575

	Netherlands (0.9%)
	Oil & Gas Storage & Transportation
4,555	Koninklijke Vopak N.V.	262,410

	Spain (2.5%)
	Diversified
12,012	Ferrovial SA	138,064

	Oil & Gas Storage & Transportation
8,903	Enagas SA	171,341

	Toll Roads
22,837	Abertis Infraestructuras SA	388,792

	Total Spain	698,197

	Switzerland (1.1%)
	Airports
781	Flughafen Zuerich AG (Registered)	302,381

	United Kingdom (11.1%)
	Transmission & Distribution
239,700	National Grid PLC	2,417,340

	Water
15,700	Pennon Group PLC	178,673
11,200	Severn Trent PLC	276,598
28,700	United Utilities Group PLC	276,123

		731,394

	Total United Kingdom	3,148,734

	United States (38.8%)
	Communications
23,100	American Tower Corp., Class A	1,455,762
16,020	Crown Castle International Corp. (c)	854,507
14,690	SBA Communications Corp., Class A (c)	746,399

		3,056,668

	Diversified
39,220	CenterPoint Energy, Inc.	773,418

	Oil & Gas Storage & Transportation
2,980	AGL Resources, Inc.	116,876
1,850	Atmos Energy Corp.	58,201
16,979	Enbridge Energy Management LLC (c)	540,611
5,701	Kinder Morgan Management LLC (c)	425,466
3,100	New Jersey Resources Corp.	138,167
16,370	NiSource, Inc.	398,610
1,260	Northwest Natural Gas Co.	57,204
4,060	Oneok, Inc.	331,540
15,730	PG&E Corp.	682,839
17,440	Sempra Energy	1,045,702
39,675	Spectra Energy Corp.	1,251,746
700	WGL Holdings, Inc.	28,490

		5,075,452

	Transmission & Distribution
8,950	ITC Holdings Corp.	688,613
18,000	Northeast Utilities	668,160
8,360	NSTAR	406,547

Morgan Stanley Select Dimensions - Global Infrastructure Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

4,940	Pepco Holdings, Inc.		$93,316

			1,856,636

	Water
6,220	American Water Works Co., Inc.		211,667

	Total United States		10,973,841

	Total Common Stocks (Cost $22,392,410)		27,818,284

NUMBER OF SHARES (000)
	Short-Term Investment (1.4%)
	Investment Company
376	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $376,084)(e)		376,084

	Total Investments (Cost $22,768,494) (f)	99.8%	28,194,368
	Other Assets in Excess of Liabilities	0.2	69,734

	Net Assets	100.0%	$28,264,102

ADR	American Depositary Receipt.
(a)	Comprised of securities in separate entities that are traded as a single stapled security.
(b)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(c)	Non-income producing security.
(d)	Security trades on the Hong Kong exchange.
(e)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.
(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Select Dimensions - Global Infrastructure Portfolio

Summary of Investments¡ March 31, 2012 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Oil & Gas Storage & Transportation	$13,438,414	47.7%
Transmission & Distribution	4,784,400	17.0
Communications	4,214,043	14.9
Toll Roads	2,073,562	7.4
Water	1,188,245	4.2
Diversified	1,037,115	3.7
Airports	794,557	2.8
Investment Company	376,084	1.3
Ports	287,948	1.0

	$28,194,368	100.0%

Morgan Stanley Select Dimensions - Growth Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.7%)
	Air Transport (1.7%)
9,677	Expeditors International of Washington, Inc.	$450,077

	Alternative Energy (2.2%)
4,494	Range Resources Corp.	261,281
13,264	Ultra Petroleum Corp. (a)	300,164

		561,445

	Asset Management & Custodian (0.8%)
3,091	Citigroup, Inc. (b)	112,976
821	Goldman Sachs Group, Inc. (The)	102,108

		215,084

	Biotechnology (2.0%)
9,913	Illumina, Inc. (a)	521,523

	Casinos & Gambling (1.6%)
7,204	Las Vegas Sands Corp.	414,734

	Chemicals: Diversified (2.8%)
8,940	Monsanto Co.	713,054

	Commercial Finance & Mortgage Companies (1.6%)
68,537	BM&F Bovespa SA (Brazil)	422,009

	Commercial Services (3.0%)
10,282	eBay, Inc. (a)	379,303
15,105	Leucadia National Corp.	394,241

		773,544

	Communications Technology (3.7%)
18,840	Motorola Solutions, Inc.	957,637

	Computer Services, Software & Systems (20.0%)
5,798	Baidu, Inc. ADR (China) (a)	845,174
33,323	Facebook, Inc., Class B (a)(c)(d)	1,046,675
2,252	Google, Inc., Class A (a)	1,444,073
4,614	LinkedIn Corp., Class A (a)	470,582
4,352	Salesforce.com, Inc. (a)	672,428
2,327	VMware, Inc., Class A (a)	261,485
31,365	Zynga, Inc., Class A (a)	412,450

		5,152,867

	Computer Technology (13.2%)
4,974	Apple, Inc. (a)	2,981,764
4,684	NVIDIA Corp. (a)	72,087
12,788	Yandex N.V., Class A (Russia) (a)	343,613

		3,397,464

	Consumer Lending (1.4%)
1,270	CME Group, Inc.	367,449

	Diversified Financial Services (0.5%)
12,506	Bank of America Corp.	119,682

	Diversified Media (3.1%)
7,946	McGraw-Hill Cos., Inc. (The)	385,143
7,506	Naspers Ltd., Class N (South Africa)	421,729

		806,872

	Diversified Retail (14.9%)
10,170	Amazon.com, Inc. (a)	2,059,527
9,443	Fastenal Co.	510,866
14,771	Groupon, Inc. (a)	271,491
2,568	NetFlix, Inc. (a)	295,423
978	Priceline.com, Inc. (a)	701,715

		3,839,022

Morgan Stanley Select Dimensions - Growth Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

	Financial Data & Systems (1.5%)
10,468	MSCI, Inc., Class A (a)		$385,327

	Insurance: Multi-Line (0.4%)
3,292	American International Group, Inc. (a)		101,492

	Medical Equipment (3.6%)
1,715	Intuitive Surgical, Inc. (a)		929,101

	Metals & Minerals: Diversified (1.3%)
9,735	Molycorp, Inc. (a)		329,335

	Pharmaceuticals (4.7%)
9,278	Mead Johnson Nutrition Co.		765,249
8,279	Valeant Pharmaceuticals International, Inc. (Canada) (a)		444,500

			1,209,749

	Real Estate Investment Trusts (REIT) (3.3%)
26,659	Brookfield Asset Management, Inc., Class A (Canada)		841,625

	Recreational Vehicles & Boats (3.3%)
28,523	Edenred (France)		858,208

	Restaurants (3.2%)
7,394	Starbucks Corp.		413,251
5,724	Yum! Brands, Inc.		407,434

			820,685

	Securities Brokerage & Services (1.1%)
20,705	Charles Schwab Corp. (The)		297,531

	Semiconductors & Components (1.8%)
13,292	ARM Holdings PLC ADR (United Kingdom)		376,031
3,919	First Solar, Inc. (a)		98,171

			474,202

	Wholesale & International Trade (2.0%)
221,633	Li & Fung Ltd. (e)		508,592

	Total Common Stocks (Cost $17,583,130)		25,468,310

	Convertible Preferred Stock (1.1%)
	Alternative Energy
65,304	Better Place, Inc. (Cost $163,260) (a)(c)(d)		296,480

NUMBER OF SHARES (000)
	Short-Term Investment (0.7%)
	Investment Company
176	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $175,907)(f)
			175,907

	Total Investments (Cost $17,922,297) (g)	100.5%	25,940,697
	Liabilities in Excess of Other Assets	(0.5)	(127,397)

	Net Assets	100.0%	$25,813,300

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	For the three months ended March 31, 2012, the cost of purchases of Citigroup, Inc., Common Stock, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was $24,516.
(c)	Illiquid security. Resale is restricted to qualified institutional investors.
(d)	At March 31, 2012, the Portfolio held fair valued securities valued at $1,343,155, representing 5.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.
(e)	Security trades on the Hong Kong exchange.
(f)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.
(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Select Dimensions - Focus Growth Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (96.1%)
	Air Transport (2.0%)
36,569	Expeditors International of Washington, Inc.	$1,700,824

	Alternative Energy (1.7%)
61,181	Ultra Petroleum Corp. (a)	1,384,526

	Asset Management & Custodian (1.0%)
11,725	Citigroup, Inc. (b)	428,549
3,231	Goldman Sachs Group, Inc. (The)	401,839

		830,388

	Biotechnology (2.4%)
37,417	Illumina, Inc. (a)	1,968,508

	Chemicals: Diversified (3.3%)
34,810	Monsanto Co.	2,776,446

	Commercial Finance & Mortgage Companies (1.8%)
247,911	BM&F Bovespa SA (Brazil)	1,526,484

	Commercial Services (1.7%)
53,671	Leucadia National Corp.	1,400,813

	Communications Technology (4.4%)
71,594	Motorola Solutions, Inc.	3,639,123

	Computer Services, Software & Systems (21.2%)
20,595	Baidu, Inc. ADR (China) (a)	3,002,133
109,483	Facebook, Inc., Class B (a)(c)(d)	3,438,861
8,796	Google, Inc., Class A (a)	5,640,347
15,906	LinkedIn Corp., Class A (a)	1,622,253
15,768	Salesforce.com, Inc. (a)	2,436,314
115,622	Zynga, Inc., Class A (a)	1,520,429

		17,660,337

	Computer Technology (14.6%)
18,037	Apple, Inc. (a)	10,812,640
49,902	Yandex N.V., Class A (Russia) (a)	1,340,867

		12,153,507

	Diversified Financial Services (0.6%)
50,517	Bank of America Corp.	483,448

	Diversified Media (1.8%)
25,919	Naspers Ltd., Class N (South Africa)	1,456,276

	Diversified Retail (17.1%)
38,502	Amazon.com, Inc. (a)	7,797,040
32,428	Fastenal Co.	1,754,355
53,305	Groupon, Inc. (a)	979,746
9,260	NetFlix, Inc. (a)	1,065,270
3,612	Priceline.com, Inc. (a)	2,591,610

		14,188,021

	Financial Data & Systems (1.6%)
35,948	MSCI, Inc., Class A (a)	1,323,246

	Insurance: Multi-Line (0.5%)
14,345	American International Group, Inc. (a)	442,256

	Medical Equipment (4.0%)
6,118	Intuitive Surgical, Inc. (a)	3,314,427

	Metals & Minerals: Diversified (1.5%)
35,825	Molycorp, Inc. (a)	1,211,960

	Pharmaceuticals (3.3%)
33,070	Mead Johnson Nutrition Co.	2,727,614

	Real Estate Investment Trusts (REIT) (3.5%)
92,911	Brookfield Asset Management, Inc., Class A (Canada)	2,933,200

Morgan Stanley Select Dimensions - Focus Growth Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

	Recreational Vehicles & Boats (3.9%)
107,363	Edenred (France)		$3,230,366

	Semiconductors & Components (2.0%)
48,405	ARM Holdings PLC ADR (United Kingdom)		1,369,377
13,379	First Solar, Inc. (a)		335,144

			1,704,521

	Wholesale & International Trade (2.2%)
794,000	Li & Fung Ltd. (e)		1,822,032

	Total Common Stocks (Cost $57,492,793)		79,878,323

	Convertible Preferred Stock (1.1%)
	Alternative Energy
200,178	Better Place, Inc., (Cost $500,445) (a)(c)(d)		908,808

NUMBER OF SHARES (000)
	Short-Term Investments (3.3%)
	Investment Company
2,765	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $2,765,137)(f)		2,765,137

	Total Investments (Cost $60,758,375) (g)	100.5%	83,552,268
	Liabilities in Excess of Other Assets	(0.5)	(396,430)

	Net Assets	100.0%	$83,155,838

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	For the three months ended March 31, 2012, the cost of purchases and the proceeds from sales of Citigroup, Inc, Common Stock, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was $399,482 and $26,621, respectively, including net realized gains of $1,913.
(c)	At March 31, 2012, the Portfolio held fair valued securities valued at $4,347,669, representing 5.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.
(d)	Illiquid security. Resale is restricted to qualified institutional investors.
(e)	Security trades on the Hong Kong exchange.
(f)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.
(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Select Dimensions - Multi Cap Growth Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (95.6%)
	Air Transport (1.8%)
7,448	Expeditors International of Washington, Inc.	$346,407

	Alternative Energy (3.2%)
6,206	Range Resources Corp.	360,817
11,118	Ultra Petroleum Corp. (a)	251,600

		612,417

	Asset Management & Custodian (1.6%)
6,972	Greenhill & Co., Inc.	304,258

	Biotechnology (2.4%)
8,889	Illumina, Inc. (a)	467,650

	Chemicals: Diversified (2.7%)
6,582	Monsanto Co.	524,980

	Commercial Finance & Mortgage Companies (1.6%)
50,630	BM&F Bovespa SA (Brazil)	311,748

	Commercial Services (4.6%)
8,684	CoStar Group, Inc. (a)	599,630
11,162	Leucadia National Corp.	291,328

		890,958

	Communications Technology (3.8%)
14,382	Motorola Solutions, Inc.	731,037

	Computer Services, Software & Systems (20.0%)
4,268	Baidu, Inc. ADR (China) (a)	622,146
26,507	Facebook, Inc., Class B (a)(b)(c)	832,585
1,662	Google, Inc., Class A (a)	1,065,741
5,200	LinkedIn Corp., Class A (a)	530,348
3,211	Salesforce.com, Inc. (a)	496,132
23,122	Zynga, Inc., Class A (a)	304,054

		3,851,006

	Computer Technology (13.6%)
3,666	Apple, Inc. (a)	2,197,657
15,437	Yandex N.V., Class A (Russia) (a)	414,792

		2,612,449

	Diversified Retail (13.9%)
7,261	Amazon.com, Inc. (a)	1,470,425
11,548	Fastenal Co.	624,747
17,705	Groupon, Inc. (a)	325,418
2,177	NetFlix, Inc. (a)	250,442

		2,671,032

	Financial Data & Systems (5.0%)
12,831	MSCI, Inc., Class A (a)	472,309
10,341	Verisk Analytics, Inc., Class A (a)	485,717

		958,026

	Health Care Services (3.8%)
9,778	athenahealth, Inc. (a)	724,745

	Medical Equipment (3.6%)
1,281	Intuitive Surgical, Inc. (a)	693,982

	Metals & Minerals: Diversified (2.5%)
200,268	Lynas Corp. Ltd. (Australia) (a)	227,155
7,576	Molycorp, Inc. (a)	256,296

		483,451

	Pharmaceuticals (2.9%)
6,845	Mead Johnson Nutrition Co.	564,576

Morgan Stanley Select Dimensions - Multi Cap Growth Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

	Real Estate Investment Trusts (REIT) (3.2%)
19,626	Brookfield Asset Management, Inc., Class A (Canada)		$619,593

	Recreational Vehicles & Boats (3.4%)
21,430	Edenred (France)		644,792

	Wholesale & International Trade (2.0%)
164,026	Li & Fung Ltd. (d)		376,399

	Total Common Stocks (Cost $12,583,606)		18,389,506

	Convertible Preferred Stocks (1.3%)
	Alternative Energy (1.1%)
48,317	Better Place, Inc. (a)(b)(c)		219,359

	Computer Services, Software & Systems (0.2%)
2,142	Workday, Inc. (a)(b)(c)		28,403

	Total Convertible Preferred Stocks (Cost $149,195)		247,762

NUMBER OF SHARES (000)
	Short-Term Investment (3.6%)
	Investment Company
692	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $691,565)(e)		691,565

	Total Investments (Cost $13,424,366) (f)	100.5%	19,328,833
	Liabilities in Excess of Other Assets	(0.5)	(104,692)

	Net Assets	100.0%	$19,224,141

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	At March 31, 2012, the Portfolio held fair valued securities valued at $1,080,347, representing 5.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.
(c)	Illiquid security. Resale is restricted to qualified institutional investors.
(d)	Security trades on the Hong Kong exchange.
(e)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.
(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Select Dimensions - Mid Cap Growth Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.3%)
	Air Transport (2.0%)
12,825	Expeditors International of Washington, Inc.	$596,491

	Alternative Energy (2.6%)
8,738	Range Resources Corp.	508,027
12,711	Ultra Petroleum Corp. (a)	287,650

		795,677

	Asset Management & Custodian (0.7%)
4,580	Greenhill & Co., Inc.	199,871

	Biotechnology (3.8%)
5,467	IDEXX Laboratories, Inc. (a)	478,089
12,544	Illumina, Inc. (a)	659,940

		1,138,029

	Cement (1.1%)
3,791	Martin Marietta Materials, Inc.	324,623

	Chemicals: Diversified (2.6%)
13,304	Intrepid Potash, Inc. (a)	323,686
8,777	Rockwood Holdings, Inc. (a)	457,721

		781,407

	Commercial Services (8.4%)
10,976	Gartner, Inc. (a)	468,017
13,474	Intertek Group PLC (United Kingdom)	541,162
14,429	Leucadia National Corp.	376,597
2,967	MercadoLibre, Inc. (Brazil)	290,143
11,253	Weight Watchers International, Inc.	868,619

		2,544,538

	Communications Technology (5.0%)
2,438	Millicom International Cellular SA SDR (Sweden)	276,384
24,232	Motorola Solutions, Inc.	1,231,712

		1,508,096

	Computer Services, Software & Systems (16.1%)
14,192	Akamai Technologies, Inc. (a)	520,846
134,500	Alibaba.com Ltd. (China) (a)(b)	228,625
3,343	Citrix Systems, Inc. (a)	263,796
4,972	IHS, Inc., Class A (a)	465,628
8,748	LinkedIn Corp., Class A (a)	892,209
7,823	Red Hat, Inc. (a)	468,519
4,462	Salesforce.com, Inc. (a)	689,424
11,556	Solera Holdings, Inc.	530,305
42,461	Zynga, Inc., Class A (a)	558,362
17,620	Zynga, Inc., Class B (a)(c)(d)	220,074

		4,837,788

	Computer Technology (3.6%)
5,890	NVIDIA Corp. (a)	90,647
25,854	Yandex N.V., Class A (Russia) (a)	694,697
13,258	Youku.com, Inc. ADR (China) (a)	291,544

		1,076,888

	Consumer Lending (1.5%)
3,315	IntercontinentalExchange, Inc. (a)	455,547

	Consumer Services: Miscellaneous (2.2%)
46,136	Qualicorp SA (Brazil) (a)	395,534
193,500	Sun Art Retail Group Ltd. (Hong Kong) (a)	262,135

		657,669

Morgan Stanley Select Dimensions - Mid Cap Growth Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

	Cosmetics (0.9%)
12,454	Natura Cosmeticos SA (Brazil)	$270,850

	Diversified Materials & Processing (1.4%)
3,579	Schindler Holding AG (Switzerland)	430,574

	Diversified Media (3.0%)
4,388	Factset Research Systems, Inc.	434,588
9,866	McGraw-Hill Cos., Inc. (The)	478,205

		912,793

	Diversified Retail (9.4%)
9,727	Ctrip.com International Ltd. ADR (China) (a)	210,492
4,854	Dollar Tree, Inc. (a)	458,655
21,209	Fastenal Co.	1,147,407
33,164	Groupon, Inc., Series A (a)(c)(d)	589,324
3,661	NetFlix, Inc. (a)	421,161

		2,827,039

	Education Services (1.0%)
10,461	New Oriental Education & Technology Group, Inc. ADR (China) (a)	287,259

	Electronic Entertainment (0.8%)
13,227	Nexon Co., Ltd. (Korea, Republic of) (a)	230,438

	Financial Data & Systems (5.4%)
21,630	MSCI, Inc., Class A (a)	796,200
17,452	Verisk Analytics, Inc., Class A (a)	819,721

		1,615,921

	Health Care Services (2.6%)
5,138	athenahealth, Inc. (a)	380,829
4,916	Stericycle, Inc. (a)	411,174

		792,003

	Media (0.5%)
153	Legend Pictures LLC Ltd. (a)(c)(d)	163,577

	Medical & Dental Instruments & Supplies (1.2%)
5,240	Techne Corp.	367,324

	Medical Equipment (3.9%)
2,162	Intuitive Surgical, Inc. (a)	1,171,264

	Metals & Minerals: Diversified (1.6%)
99,209	Lynas Corp. Ltd. (Australia) (a)	112,529
11,110	Molycorp, Inc. (a)	375,851

		488,380

	Pharmaceuticals (5.1%)
14,608	Ironwood Pharmaceuticals, Inc. (a)	194,433
9,742	Mead Johnson Nutrition Co.	803,520
10,126	Valeant Pharmaceuticals International, Inc. (Canada) (a)	543,665

		1,541,618

	Publishing (1.4%)
6,581	Morningstar, Inc.	414,932

	Recreational Vehicles & Boats (3.6%)
36,111	Edenred (France)	1,086,517

	Restaurants (1.2%)
11,768	Dunkin' Brands Group, Inc.	354,334

	Scientific Instruments: Pollution Control (1.0%)
19,467	Covanta Holding Corp.	315,949

	Semiconductors & Components (2.0%)
16,571	ARM Holdings PLC ADR (United Kingdom)	468,794
4,863	First Solar, Inc. (a)	121,818

		590,612

	Utilities: Electrical (1.7%)
16,110	Brookfield Infrastructure Partners LP (Canada)	509,076

	Total Common Stocks (Cost $25,040,544)	29,287,084

Morgan Stanley Select Dimensions - Mid Cap Growth Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

	Convertible Preferred Stocks (1.4%)
	Alternative Energy (1.0%)
67,268	Better Place, Inc. (a)(c)(d)	$305,397

	Computer Services, Software & Systems (0.1%)
3,419	Workday, Inc. (a)(c)(d)	45,336

	Technology: Miscellaneous (0.3%)
2,438	Peixe Urbano, Inc. (Brazil) (a)(c)(d)	80,261

	Total Convertible Preferred Stocks (Cost $293,765)	430,994

NUMBER OF SHARES (000)

	Short-Term Investment (1.9%)
	Investment Company
574	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $574,477)(e)		574,477

	Total Investments (Cost $25,908,786) (f)	100.6%	30,292,555
	Liabilities in Excess of Other Assets	(0.6)	(195,262)

	Net Assets	100.0%	$30,097,293

ADR	American Depositary Receipt.
SDR	Swedish Depositary Receipt.
(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	At March 31, 2012, the Portfolio held fair valued securities valued at $1,403,969, representing 4.7% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.
(d)	Illiquid security. Resale is restricted to qualified institutional investors.
(e)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.
(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Select Dimensions Investment Series

Portfolio of Investments ¡ March 31, 2012 (unaudited)

Valuation of Investments - Money Market: Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Act. All remaining Portfolios: (1) An equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one domestic exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) swaps are marked-to-market daily based upon quotations from market makers; (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited or Morgan Stanley Investment Management Company (each, a “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s fair value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (8) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Fair Valuation Measurements Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012.

Morgan Stanley Select Dimensions - Money Market Portfolio

March 31, 2012 (unaudited)(cont’d)

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Assets:
Repurchase Agreements	—	$45,795,000	—	$45,795,000
Commercial Paper	—	16,479,852	—	16,479,852
Certificates of Deposit	—	7,500,002	—	7,500,002
Floating Rate Notes	—	8,000,000	—	8,000,000
Tax-Exempt Instruments	—	3,000,000	—	3,000,000
Total Assets	—	$80,774,854	—	$80,774,854

Morgan Stanley Select Dimensions - Flexible Income Portfolio

March 31, 2012 (unaudited)(cont’d)

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Assets:
Fixed Income Securities
Corporate Bonds	—	$15,631,593	$13,613	$15,645,206
Sovereign	—	2,451,338	—	2,451,338
Municipal Bonds	—	335,573	—	335,573
Agency Fixed Rate Mortgages	—	162,918	—	162,918
Asset-Backed Securities	—	655,434	—	655,434
U.S. Treasury Securities	—	3,231,455	—	3,231,455
Mortgages - Other	—	1,033,240	—	1,033,240
Total Fixed Income Securities	—	23,501,551	13,613	23,515,164
Common Stocks
Communications Equipment	$2,167	—	—	2,167
Electric Utilities	238	—	—	238
Wireless Telecommunication Services	683	—	—	683
Total Common Stocks	3,088	—	—	3,088
Preferred Stock	—	68,319	—	68,319
Short-Term Investment - Investment Company	524,966	—	—	524,966
Foreign Currency Exchange Contracts	—	8,944	—	8,944
Futures Contracts	24,672	—	—	24,672
Interest Rate Swap Agreements	—	80,290	—	80,290
Zero Coupon Swap Agreements	—	95,718	—	95,718
Total Assets	552,726	23,754,822	13,613	24,321,161
Liabilities:
Foreign Currency Exchange Contracts	—	(1,107)	—	(1,107)
Futures Contracts	(3,145)	—	—	(3,145)
Interest Rate Swap Agreements	—	(80,246)	—	(80,246)
Zero Coupon Swap Agreements	—	(164,532)	—	(164,532)
Total Liabilities	(3,145)	(245,885)	—	(249,030)
Total	$549,581	$23,508,937	$13,613	$24,072,131

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2012.

	Fair Value at March 31, 2012	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Fixed Income
Finance	$13,613	Market Comparables	Years to Maturity	—	—	3 years	—
			Yield Spread of Similarly Structured Securities	—	—	2.60%	Decrease
			Discount for Lack of Marketability	—	—	1.00%	Decrease

Morgan Stanley Select Dimensions - Global Infrastructure Portfolio

March 31, 2012 (unaudited)(cont’d)

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Assets:
Common Stocks
Airports	$794,557	—	—	$794,557
Communications	4,214,043	—	—	4,214,043
Diversified	1,037,115	—	—	1,037,115
Oil & Gas Storage & Transportation	13,438,414	—	—	13,438,414
Ports	287,948	—	—	287,948
Toll Roads	2,073,562	—	—	2,073,562
Transmission & Distribution	4,784,400	—	—	4,784,400
Water	1,188,245	—	—	1,188,245
Total Common Stocks	27,818,284	—	—	27,818,284
Short-Term Investment - Investment Company	376,084	—	—	376,084
Total Assets	$28,194,368	—	—	$28,194,368

Morgan Stanley Select Dimensions - Growth Portfolio

March 31, 2012 (unaudited)(cont’d)

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Assets:
Common Stocks
Air Transport	$450,077	—	—	$450,077
Alternative Energy	561,445	—	—	561,445
Asset Management & Custodian	215,084	—	—	215,084
Biotechnology	521,523	—	—	521,523
Casinos & Gambling	414,734	—	—	414,734
Chemicals: Diversified	713,054	—	—	713,054
Commercial Finance & Mortgage Companies	422,009	—	—	422,009
Commercial Services	773,544	—	—	773,544
Communications Technology	957,637	—	—	957,637
Computer Services, Software & Systems	4,106,192	—	$1,046,675	5,152,867
Computer Technology	3,397,464	—	—	3,397,464
Consumer Lending	367,449	—	—	367,449
Diversified Financial Services	119,682	—	—	119,682
Diversified Media	806,872	—	—	806,872
Diversified Retail	3,839,022	—	—	3,839,022
Financial Data & Systems	385,327	—	—	385,327
Insurance: Multi-Line	101,492	—	—	101,492
Medical Equipment	929,101	—	—	929,101
Metals & Minerals: Diversified	329,335	—	—	329,335
Pharmaceuticals	1,209,749	—	—	1,209,749
Real Estate Investment Trusts (REIT)	841,625	—	—	841,625
Recreational Vehicles & Boats	858,208	—	—	858,208
Restaurants	820,685	—	—	820,685
Securities Brokerage & Services	297,531	—	—	297,531
Semiconductors & Components	474,202	—	—	474,202
Wholesale & International Trade	508,592	—	—	508,592
Total Common Stocks	24,421,635	—	1,046,675	25,468,310
Convertible Preferred Stock	—	—	296,480	296,480
Short-Term Investment - Investment Company	175,907	—	—	175,907
Total Assets	$24,597,542	—	$1,343,155	$25,940,697

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2012.

	Fair Value at March 31, 2012	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Common Stocks
Computer Services, Software & Systems	$1,046,675	Market Transaction	Purchase Price of Preferred	—	—	—	—
		Discounted cash flow	Weighted average cost of capital	8%	12%	10%	Decrease
			Perpetual growth rate	2.0%	3.0%	2.5%	Increase

		Market Comparable Companies	Enterprise Value / Revenue	3.2x	11.7x	7.5x	Increase
			Discount for lack of marketability	10%	10%	10%	Decrease
Convertible Preferred Stock
Alternative Energy	$296,480	Market Transaction	Purchase Price of Preferred	—	—	—	—
		Discounted cash flow	Weighted average cost of capital	18%	23%	20%	Decrease
			Perpetual growth rate	2.5%	3.5%	3.0%	Increase

Morgan Stanley Select Dimensions - Focus Growth Portfolio

March 31, 2012 (unaudited)(cont’d)

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Assets:
Common Stocks
Air Transport	$1,700,824	—	—	$1,700,824
Alternative Energy	1,384,526	—	—	1,384,526
Asset Management & Custodian	830,388	—	—	830,388
Biotechnology	1,968,508	—	—	1,968,508
Chemicals: Diversified	2,776,446	—	—	2,776,446
Commercial Finance & Mortgage Companies	1,526,484	—	—	1,526,484
Commercial Services	1,400,813	—	—	1,400,813
Communications Technology	3,639,123	—	—	3,639,123
Computer Services, Software & Systems	14,221,476	—	$3,438,861	17,660,337
Computer Technology	12,153,507	—	—	12,153,507
Diversified Financial Services	483,448	—	—	483,448
Diversified Media	1,456,276	—	—	1,456,276
Diversified Retail	14,188,021	—	—	14,188,021
Financial Data & Systems	1,323,246	—	—	1,323,246
Insurance: Multi-Line	442,256	—	—	442,256
Medical Equipment	3,314,427	—	—	3,314,427
Metals & Minerals: Diversified	1,211,960	—	—	1,211,960
Pharmaceuticals	2,727,614	—	—	2,727,614
Real Estate Investment Trusts (REIT)	2,933,200	—	—	2,933,200
Recreational Vehicles & Boats	3,230,366	—	—	3,230,366
Semiconductors & Components	1,704,521	—	—	1,704,521
Wholesale & International Trade	1,822,032	—	—	1,822,032
Total Common Stocks	76,439,462	—	3,438,861	79,878,323
Convertible Preferred Stock	—	—	908,808	908,808
Short-Term Investment - Investment Company	2,765,137	—	—	2,765,137
Total Assets	$79,204,599	—	$4,347,669	$83,552,268

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2012.

	Fair Value at March 31, 2012	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Common Stocks
Computer Services, Software & Systems	$3,438,861	Market Transaction	Purchase Price of Preferred	—	—	—	—
		Discounted cash flow	Weighted average cost of capital	8%	12%	10%	Decrease
			Perpetual growth rate	2.0%	3.0%	2.5%	Increase

		Market Comparable Companies	Enterprise Value / Revenue	3.2x	11.7x	7.5x	Increase
			Discount for lack of marketability	10%	10%	10%	Decrease
Convertible Preferred Stock
Alternative Energy	$908,808	Market Transaction	Purchase Price of Preferred	—	—	—	—
		Discounted cash flow	Weighted average cost of capital	18%	23%	20%	Decrease
			Perpetual growth rate	2.5%	3.5%	3.0%	Increase

Morgan Stanley Select Dimensions - Multi Cap Growth Portfolio

March 31, 2012 (unaudited)(cont’d)

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Assets:
Common Stocks
Air Transport	$346,407	—	—	$346,407
Alternative Energy	612,417	—	—	612,417
Asset Management & Custodian	304,258	—	—	304,258
Biotechnology	467,650	—	—	467,650
Chemicals: Diversified	524,980	—	—	524,980
Commercial Finance & Mortgage Companies	311,748	—	—	311,748
Commercial Services	890,958	—	—	890,958
Communications Technology	731,037	—	—	731,037
Computer Services, Software & Systems	3,018,421	—	$832,585	3,851,006
Computer Technology	2,612,449	—	—	2,612,449
Diversified Retail	2,671,032	—	—	2,671,032
Financial Data & Systems	958,026	—	—	958,026
Health Care Services	724,745	—	—	724,745
Medical Equipment	693,982	—	—	693,982
Metals & Minerals: Diversified	483,451	—	—	483,451
Pharmaceuticals	564,576	—	—	564,576
Real Estate Investment Trusts (REIT)	619,593	—	—	619,593
Recreational Vehicles & Boats	644,792	—	—	644,792
Wholesale & International Trade	376,399	—	—	376,399
Total Common Stocks	17,556,921	—	832,585	18,389,506
Convertible Preferred Stocks	—	—	247,762	247,762
Short-Term Investment - Investment Company	691,565	—	—	691,565
Total Assets	$18,248,486	—	$1,080,347	$19,328,833

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2012.

	Fair Value at March 31, 2012	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Common Stocks
Computer Services, Software & Systems	$832,585	Market Transaction	Purchase Price of Preferred	—	—	—	—
		Discounted cash flow	Weighted average cost of capital	8%	12%	10%	Decrease
			Perpetual growth rate	2.0%	3.0%	2.5%	Increase

		Market Comparable
		Companies	Enterprise Value / Revenue	3.2x	11.7x	7.5x	Increase
			Discount for lack of marketability	10%	10%	10%	Decrease
Convertible Preferred Stocks
Alternative Energy	$219,359	Market Transaction	Purchase Price of Preferred	—	—	—	—
		Discounted cash flow	Weighted average cost of capital	18%	23%	20%	Decrease
			Perpetual growth rate	2.5%	3.5%	3.0%	Increase
Computer Services, Software & Systems	$28,403	Market Transaction	Purchase Price of Preferred	—	—	—	—
		Discounted cash flow	Weighted average cost of capital	13%	18%	15%	Decrease
			Perpetual growth rate	2.0%	3.0%	2.5%	Increase

		Market Comparable
		Companies	Enterprise Value / Revenue	6.7x	10.8x	9.4x	Increase
			Discount for lack of marketability	N/A	N/A	N/A	Decrease
		Merger & Acquisition
		Transactions	Enterprise Value / Revenue	8.7x	10.8x	9.4x	Increase
			Discount for lack of control	25%	25%	25%	Decrease

Morgan Stanley Select Dimensions - Mid Cap Growth Portfolio

March 31, 2012 (unaudited)(cont’d)

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Assets:
Common Stocks
Air Transport	$596,491	—	—	$596,491
Alternative Energy	795,677	—	—	795,677
Asset Management & Custodian	199,871	—	—	199,871
Biotechnology	1,138,029	—	—	1,138,029
Cement	324,623	—	—	324,623
Chemicals: Diversified	781,407	—	—	781,407
Commercial Services	2,544,538	—	—	2,544,538
Communications Technology	1,508,096	—	—	1,508,096
Computer Services, Software & Systems	4,617,714	—	$220,074	4,837,788
Computer Technology	1,076,888	—	—	1,076,888
Consumer Lending	455,547	—	—	455,547
Consumer Services: Miscellaneous	657,669	—	—	657,669
Cosmetics	270,850	—	—	270,850
Diversified Materials & Processing	430,574	—	—	430,574
Diversified Media	912,793	—	—	912,793
Diversified Retail	2,237,715	—	589,324	2,827,039
Education Services	287,259	—	—	287,259
Electronic Entertainment	230,438	—	—	230,438
Financial Data & Systems	1,615,921	—	—	1,615,921
Health Care Services	792,003	—	—	792,003
Media	—	—	163,577	163,577
Medical & Dental Instruments & Supplies	367,324	—	—	367,324
Medical Equipment	1,171,264	—	—	1,171,264
Metals & Minerals: Diversified	488,380	—	—	488,380
Pharmaceuticals	1,541,618	—	—	1,541,618
Publishing	414,932	—	—	414,932
Recreational Vehicles & Boats	1,086,517	—	—	1,086,517
Restaurants	354,334	—	—	354,334
Scientific Instruments: Pollution Control	315,949	—	—	315,949
Semiconductors & Components	590,612	—	—	590,612
Utilities: Electrical	509,076	—	—	509,076
Total Common Stocks	28,314,109	—	972,975	29,287,084
Convertible Preferred Stocks	—	—	430,994	430,994
Short-Term Investment - Investment Company	574,477	—	—	574,477
Total Assets	$28,888,586	—	$1,403,969	$30,292,555

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2012.

	Fair Value at March 31, 2012	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Common Stocks
Computer Services, Software & Systems	$220,074	Adjusted Market Price	Discount	5.0%	5.0%	5.0%	Decrease
Diversified Retail	589,324	Adjusted Market Price	Discount	3.3%	3.3%	3.3%	Decrease
Media	163,577	Market Transaction	Purchase Price of Preferred	—	—	—	—
		Discounted cash flow	Weighted average cost of capital	15%	18%	17%	Decrease
			Perpetual growth rate	2.0%	3.0%	2.5%	Increase

		Market Comparable Companies	Enterprise Value / Revenue	1.2x	1.9x	1.5x	Increase
		Merger & Acquisition Transactions	Enterprise Value / Revenue	8.4x	9.9x	9.1x	Increase
			Discount for lack of control	35%	35%	35%	Decrease

Convertible Preferred Stocks
Alternative Energy	$305,397	Market Transaction	Purchase Price of Preferred	—	—	—	—
		Discounted cash flow	Weighted average cost of capital	18%	23%	20%	Decrease
			Perpetual growth rate	2.5%	3.5%	3.0%	Increase
Computer Services, Software & Systems	$45,336	Market Transaction	Purchase Price of Preferred	—	—	—	—
		Discounted cash flow	Weighted average cost of capital	13%	18%	15%	Decrease
			Perpetual growth rate	2.0%	3.0%	2.5%	Increase

		Market Comparable Companies	Enterprise Value / Revenue	6.7x	15.7x	9.6x	Increase
			Discount for lack of marketability	N/A	N/A	N/A	Decrease
		Merger & Acquisition Transactions	Enterprise Value / Revenue	8.7x	10.8x	9.4x	Increase
			Discount for lack of control	25%	25%	25%	Decrease

Technology: Miscellaneous	$80,261	Market Transaction	Purchase Price of Preferred	—	—	—	—
		Discounted cash flow	Weighted average cost of capital	26%	30%	28%	Decrease
			Perpetual growth rate	5.0%	6.0%	5.5%	Increase

		Merger & Acquisition Transactions	Enterprise Value / Revenue	1.8x	2.9x	2.7x	Increase
			Discount for lack of control	30%	30%	30%	Decrease

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2012, the Fund did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Flexible Income	Growth		Focus Growth		Multi Cap Growth		Mid Cap Growth
	Corporate Bonds	Common Stocks	Covertible Preferred Stock	Common Stocks	Covertible Preferred Stock	Common Stocks	Covertible Preferred Stocks	Common Stocks	Covertible Preferred Stocks	Preferred Stock

Beginning Balance	$14,262	$899,721	$296,480	$2,956,041	$908,808	$715,689	$247,762	$627,131	$430,994	$149,241
Purchases	—	—	—	—	—	—	—	163,577	—	—
Sales	(431)	—	—	—	—	—	—	—	—	—
Amortization of discount	—	—	—	—	—	—	—	—	—	—
Transfers in	—	—	—	—	—	—	—	—	—	—
Transfers out	—	—	—	—	—	—	—	—	—	—
Corporate action	—	—	—	—	—	—	—	247,193	—	(247,193)
Change in unrealized appreciation (depreciation)	(168)	146,954	—	482,820	—	116,896	—	(64,926)	—	97,952
Realized gains (losses)	(50)	—	—	—	—	—	—	—	—	—

Ending Balance	$13,613	$1,046,675	$296,480	$3,438,861	$908,808	$832,585	$247,762	$972,975	$430,994	$—

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2012	$(168)	$146,954	—	$482,820	—	$116,896	—	$(64,926)	—	—

Item 2.    Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.    Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Select Dimensions Investment Series

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
May 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
May 22, 2012

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 22, 2012